Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) term_loan vessel	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Number of Term Loans | term_loan	6
Aggregate principal amount	$ 1,394,373	$ 1,481,936
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Line of Credit
Debt Instrument [Line Items]
Number Of Vessels | vessel	2
Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		873,712
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Aggregate principal amount	$ 812,304	$ 873,700
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel	16
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate on debt	4.11%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rate on debt	4.41%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	1.85%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Teekay Nakilat Joint Venture | Teekay Lng [Member]
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%